LEASES - Schedule of Operating Lease Costs (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Leases [Abstract]
Operating lease costs	$ 2,460
Variable lease payments	9
Short term lease costs	90
Operating cash flows from lease incentives received, net of cash paid for operating leases	$ (296)